Revenue (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Abstract]
Summary of Revenue

Revenue consisted of the following for the six months ended June 30:

	2023	2022
License revenue attributed from license performance obligation	5,000	93,500
License revenue attributed from R&D performance obligation	4,562	—
Total revenue	9,562	93,500